ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Disclosure of detailed information about assets and liabilities classified as held for sale
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	June 30, 2022
Assets
Cash and cash equivalents	$30
Accounts receivable and other current assets	80
Current assets	110
Property, plant and equipment	4
Investment in associates(1)	139
Intangible assets	605
Goodwill and other non-current assets	20
Total assets classified as held for sale	$878

Liabilities
Accounts payable and other liabilities	$75
Deferred income tax liability	6
Non-recourse borrowings	427
Total liabilities associated with assets held for sale	508
Net assets classified as held for sale	$370
1. Refer to Note 10, Investments in Associates and Joint Ventures, for further details